Michael J. Cuggino, President

March 30, 2012

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A for
Permanent Portfolio Family of Funds, Inc.
Registration No. 002-75661
File No. 811-03379

Ladies and Gentlemen:

            Transmitted herewith for filing on behalf of Permanent Portfolio Family of Funds, Inc., a Maryland corporation (“Fund”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 42 to the Fund’s Registration Statement on Form N-1A (“Post-Effective Amendment”).  The Post-Effective Amendment includes a conformed signed signature page, the manually signed original of which is maintained at the offices of the Fund.

The Fund is filing the Post-Effective Amendment to include certain proposed material changes, to be made subject to shareholder approval, to the investment objective, policies and limitations of the Versatile Bond Portfolio (“Portfolio”), a series of the Fund.  It is proposed that the Post-Effective Amendment will become effective on May 30, 2012 in accordance with Rule 485(a)(1) under the 1933 Act.  The Fund has also made other, non-material, clarifying, updating or stylistic changes to its Prospectus and SAI.  The Registrant will file by subsequent amendment other information permitted to be included in such an amendment by Rule 485(b) under the 1933 Act.

Please contact Yoon Y. Choo at K&L Gates LLP, counsel to the Fund, at (202) 778-9340 with any questions or comments you may have on this filing.  Thank you for your attention to this matter.

Respectively submitted,

/s/ Michael J. Cuggino
     Michael J. Cuggino
    President

cc:	Donald W. Smith, K&L Gates LLP
R. Darrell Mounts, K&L Gates LLP
Yoon Y. Choo, K&L Gates LLP

Permanent Portfolio Family of Funds, Inc. • 600 Montgomery Street, Suite 4100, San Francisco, California 94111
(415) 398-8000 • www.permanentportfoliofunds.com • Distributed by Quasar Distributors, LLC